Long Term Debt - Proceed from New Senior Secured Credit Facility (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 25, 2014	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014
Debt Instrument [Line Items]
Outstanding principal, senior notes/ senior discount notes	$ 200,000			$ 200,000
Legal expenses				41
Total payments to retire prior debt				100,000
Total payments to retire prior debt				516,399
Payments of costs associated with new debt issuance		$ 3,288	$ 8,128	8,212	$ 818
Administrative fee paid to administrative agent				31
Payments of financing costs, total				8,243
Retained cash				4,033
Total proceeds				528,675
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding principal				143,509
Accrued and unpaid interest				460
Legal expenses				41
Total payments to retire prior debt				144,010
11% Senior Notes [Member]
Debt Instrument [Line Items]
Outstanding principal, senior notes/ senior discount notes				200,000
Accrued and unpaid interest				3,239
Premium for early redemption				11,000
Additional interest paid to trustee				1,833
Total payments to retire prior debt				216,072
12.25% Senior Discount Notes [Member]
Debt Instrument [Line Items]
Outstanding principal, senior notes/ senior discount notes				100,000
Previously accreted interest expense				41,852
Current year interest accretion included in interest expense, net				8,341
Premium for early redemption				4,646
Additional interest paid to trustee				1,478
Total payments to retire prior debt				$ 156,317